Provisions - Additional Information (Detail) ₽ in Millions, € in Millions	12 Months Ended
	Dec. 31, 2021 RUB (₽)	Dec. 31, 2020 RUB (₽)	Dec. 31, 2021 EUR (€)
Disclosure of other provisions [line items]
Legal claim contingency	₽ 1,623
Other tax claims	917	₽ 956
Unwinding of discount	₽ 346
CYPRUS | Restriction Outside Cyprus Republic [Member]
Disclosure of other provisions [line items]
Restriction imposed on asset transfer | €			€ 80
CYPRUS | Other Jurisdications [Member]
Disclosure of other provisions [line items]
Restriction imposed on asset transfer | €			€ 80
Provision for decommissioning, restoration and rehabilitation costs [member]
Disclosure of other provisions [line items]
Discount rate of rehabilitation provisions	8.43%	6.57%	8.43%
Percentage decrease in discount rati	0.50%
Unwinding of discount	₽ 328
Provision for decommissioning, restoration and rehabilitation costs [member] | property, plant and equipment [member]
Disclosure of other provisions [line items]
Unwinding of discount	240
Third party [member] | Legal proceedings provision [member]
Disclosure of other provisions [line items]
Provision related to disputes over purchases utilized	1,732
Provision related to disputes over purchases recognised		₽ 1,741
Tax contingent liability [member]
Disclosure of other provisions [line items]
Possible tax liabilities on taxes other than income tax	₽ 267	₽ 468